INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - accumulated depreciation (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Property, plant and equipment
As of the beginning of period	$ (71,388,129)		$ (67,853,835)
As of the end of period	(71,388,129)
Office equipment
Property, plant and equipment
As of the beginning of period	(280,108)		(263,892)
As of the end of period	(280,108)
Vehicles
Property, plant and equipment
As of the beginning of period	(2,177,685)		(2,032,853)
As of the end of period	(2,177,685)
Equipment and computer software
Property, plant and equipment
As of the beginning of period	(190,697)		(174,399)
As of the end of period	(190,697)
Fixture and fittings
Property, plant and equipment
As of the beginning of period	(2,469,766)		(2,862,949)
As of the end of period	(2,469,766)
Machinery and equipment
Property, plant and equipment
As of the beginning of period	(13,556,213)		(14,463,756)
As of the end of period	(13,556,213)
Land and buildings
Property, plant and equipment
As of the beginning of period	(35,745,539)		(36,144,792)
As of the end of period	(35,745,539)
Accumulated depreciation
Property, plant and equipment
As of the beginning of period	28,097,738	$ 24,500,621	25,780,944	$ 21,613,129
Disposals	(123,297)	(59,744)
Depreciation of the period	2,556,422	2,960,156
Foreign currency translation	(116,331)	(12,920)
As of the end of period	28,097,738	24,500,621
Accumulated depreciation | Office equipment
Property, plant and equipment
As of the beginning of period	736,847	668,827	704,196	638,466
Depreciation of the period	33,828	30,827
Foreign currency translation	(1,177)	(466)
As of the end of period	736,847	668,827
Accumulated depreciation | Vehicles
Property, plant and equipment
As of the beginning of period	3,744,392	2,993,545	3,459,466	2,596,905
Disposals	(117,055)	(59,744)
Depreciation of the period	416,309	457,562
Foreign currency translation	(14,328)	(1,178)
As of the end of period	3,744,392	2,993,545
Accumulated depreciation | Equipment and computer software
Property, plant and equipment
As of the beginning of period	877,461	765,218	800,110	693,673
Depreciation of the period	83,364	73,094
Foreign currency translation	(6,013)	(1,549)
As of the end of period	877,461	765,218
Accumulated depreciation | Fixture and fittings
Property, plant and equipment
As of the beginning of period	5,186,256	4,429,943	4,800,950	4,059,470
Disposals	(6,242)
Depreciation of the period	394,798	370,828
Foreign currency translation	(3,250)	(355)
As of the end of period	5,186,256	4,429,943
Accumulated depreciation | Machinery and equipment
Property, plant and equipment
As of the beginning of period	10,205,267	8,771,887	9,049,291	7,205,870
Depreciation of the period	1,185,336	1,575,862
Foreign currency translation	(29,360)	(9,845)
As of the end of period	10,205,267	8,771,887
Accumulated depreciation | Land and buildings
Property, plant and equipment
As of the beginning of period	7,347,515	6,871,201	$ 6,966,931	$ 6,418,745
Depreciation of the period	442,787	451,983
Foreign currency translation	(62,203)	473
As of the end of period	$ 7,347,515	$ 6,871,201